Intangible Assets - Summary of Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		$ 175,862
Ending balance	$ 4,024	119,268	$ 175,862
License fee [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		31,460
Ending balance		18,443	31,460
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		144,402
Ending balance		100,825	144,402
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		171,219	121,788	$ 533,826
Additions		85,548	86,725	168,804
Disposals		(98,783)	(36,674)	(580,716)
Exchange differences, net		(144)	(620)	(126)
Ending balance		157,840	171,219	121,788
Accumulated amortization [member] | License fee [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		76,434	58,679	433,876
Additions		13,017	22,109	120,693
Disposals		(75,094)	(4,354)	(495,890)
Exchange differences, net		0	0	0
Ending balance		14,357	76,434	58,679
Accumulated amortization [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		94,785	63,109	99,950
Additions		72,531	64,616	48,111
Disposals		(23,689)	(32,320)	(84,826)
Exchange differences, net		(144)	(620)	(126)
Ending balance		143,483	94,785	63,109
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		347,081	314,562	782,996
Additions		29,237	71,011	112,692
Disposals		(98,783)	(36,674)	(580,716)
Exchange differences, net		(427)	(1,818)	(410)
Ending balance		277,108	347,081	314,562
Gross carrying amount [member] | License fee [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		107,894	112,248	608,138
Additions		0	0	0
Disposals		(75,094)	(4,354)	(495,890)
Exchange differences, net		0	0	0
Ending balance		32,800	107,894	112,248
Gross carrying amount [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		239,187	202,314	174,858
Additions		29,237	71,011	112,692
Disposals		(23,689)	(32,320)	(84,826)
Exchange differences, net		(427)	(1,818)	(410)
Ending balance		$ 244,308	$ 239,187	$ 202,314